PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Details - Continuity) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1	$ 27,096	$ 25,257	$ 18,358
Additions	301	354	358
Acquisitions through business combinations	211	1,245	5,741
Disposals property plant and equipment	(61)	(338)
Items recognized through OCI
Change in fair value	4,558	887	431
Foreign exchange	(1,512)	506	1,186
Items recognized through net income
Change in fair value	(61)	(33)	(36)
Depreciation	(819)	(782)	(781)
Balance, as at Dec 31	29,025	27,096	25,257
Other intangible assets	11	13
Construction in progress	388	601
Hydroelectric
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1	22,399	21,569	14,847
Additions	212	253	269
Acquisitions through business combinations	0	0	5,731
Disposals property plant and equipment	(33)	0
Items recognized through OCI
Change in fair value	3,775	828	190
Foreign exchange	(1,138)	332	1,114
Items recognized through net income
Change in fair value	(33)	(20)	(17)
Depreciation	(536)	(563)	(565)
Balance, as at Dec 31	24,679	22,399	21,569
Wind
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1	3,803	3,313	3,233
Additions	36	95	71
Acquisitions through business combinations	125	670	10
Disposals property plant and equipment	(20)	(338)
Items recognized through OCI
Change in fair value	466	91	187
Foreign exchange	(256)	177	21
Items recognized through net income
Change in fair value	(20)	(8)	(10)
Depreciation	(236)	(197)	(199)
Balance, as at Dec 31	3,860	3,803	3,313
Solar
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1	575	0	0
Additions	47	0	0
Acquisitions through business combinations	86	575	0
Disposals property plant and equipment	(691)	0
Items recognized through OCI
Change in fair value	313	0	0
Foreign exchange	(77)	0	0
Items recognized through net income
Change in fair value	0	0	0
Depreciation	(25)	0	0
Balance, as at Dec 31	228	575	0
Other
Disclosure of detailed information about property, plant and equipment [line items]
Balance, as at Jan 1	319	375	278
Additions	6	6	18
Acquisitions through business combinations	0	0	0
Disposals property plant and equipment	(8)	0
Items recognized through OCI
Change in fair value	4	(32)	54
Foreign exchange	(41)	(3)	51
Items recognized through net income
Change in fair value	(8)	(5)	(9)
Depreciation	(22)	(22)	(17)
Balance, as at Dec 31	$ 258	$ 319	$ 375